Cover	Jul. 31, 2019
Entity Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jul. 31, 2019
Entity Registrant Name	Carlyle Group L.P.
Entity Central Index Key	0001527166
Entity Incorporation, State or Country Code	DE
Entity File Number	001-35538
Entity Tax Identification Number	45-2832612
Entity Address, Address Line One	1001 Pennsylvania Avenue, NW
Entity Address, City or Town	Washington,
Entity Address, State or Province	DC
Entity Address, Postal Zip Code	20004-2505
City Area Code	202
Local Phone Number	729-5626
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common units representing limited partner interests
Entity Information [Line Items]
Title of 12(b) Security	Common units representing limited partner interests
Trading Symbol	CG
Security Exchange Name	NASDAQ
5.875% Series A Preferred Units
Entity Information [Line Items]
Title of 12(b) Security	5.875% Series A Preferred Units
Trading Symbol	TCGP
Security Exchange Name	NASDAQ